Financial information by segment, Business sectors (Details) ft³ / d in Millions		9 Months Ended
	Dec. 14, 2018 MW	Sep. 30, 2019 ft³ / d MW Line WindFarm Plant SolarPlatform mi
Melowind [Member]
Financial information by segment [Abstract]
Gross capacity	50
United States [Member] | Renewable Energy [Member] | Solana [Member]
Financial information by segment [Abstract]
Number of contracted assets | Plant		1
Gross capacity		280
United States [Member] | Renewable Energy [Member] | Mojave [Member]
Financial information by segment [Abstract]
Number of contracted assets | Plant		1
Gross capacity		280
Spain [Member] | Renewable Energy [Member]
Financial information by segment [Abstract]
Number of contracted assets | SolarPlatform		8
Spain [Member] | Renewable Energy [Member] | PS10/PS20 [Member]
Financial information by segment [Abstract]
Gross capacity		31
Spain [Member] | Renewable Energy [Member] | Solacor 1 and Solacor 2 [Member]
Financial information by segment [Abstract]
Gross capacity		100
Spain [Member] | Renewable Energy [Member] | Solaben 2 and 3 [Member]
Financial information by segment [Abstract]
Gross capacity		100
Spain [Member] | Renewable Energy [Member] | Helioenergy 1 and 2 [Member]
Financial information by segment [Abstract]
Gross capacity		100
Spain [Member] | Renewable Energy [Member] | Helios 1 and 2 [Member]
Financial information by segment [Abstract]
Gross capacity		100
Spain [Member] | Renewable Energy [Member] | Solnova 1, 3 and 4 [Member]
Financial information by segment [Abstract]
Gross capacity		150
Spain [Member] | Renewable Energy [Member] | Solaben 1 and 6 [Member]
Financial information by segment [Abstract]
Gross capacity		100
Spain [Member] | Renewable Energy [Member] | Seville PV [Member]
Financial information by segment [Abstract]
Gross capacity		1
South Africa [Member] | Renewable Energy [Member] | Kaxu [Member]
Financial information by segment [Abstract]
Number of contracted assets | Plant		1
Gross capacity		100
Uruguay [Member] | Renewable Energy [Member] | Palmatir [Member]
Financial information by segment [Abstract]
Number of contracted assets | WindFarm		1
Gross capacity		50
Uruguay [Member] | Renewable Energy [Member] | Cadonal [Member]
Financial information by segment [Abstract]
Number of contracted assets | WindFarm		1
Gross capacity		50
Uruguay [Member] | Renewable Energy [Member] | Melowind [Member]
Financial information by segment [Abstract]
Number of contracted assets | WindFarm		1
Gross capacity		50
Mexico [Member] | Efficient Natural Gas [Member] | ACT [Member]
Financial information by segment [Abstract]
Gross capacity		300
Term of take-or-pay contract		20 years
Mexico [Member] | Efficient Natural Gas [Member] | Monterrey [Member]
Financial information by segment [Abstract]
Gross capacity		142
Installed capacity		130
Battery capacity		12
Peru [Member] | Renewable Energy [Member]
Financial information by segment [Abstract]
Gross capacity		4
Peru [Member] | Electric Transmission Lines [Member] | ATN, ATS and ATN2 [Member]
Financial information by segment [Abstract]
Number of contracted assets | Line		3
Length of transmission lines | mi		1,015
Chile [Member] | Electric Transmission Lines [Member] | Quadra 1, Quadra 2, Palmucho and Chile TL3 [Member]
Financial information by segment [Abstract]
Number of contracted assets | Line		4
Length of transmission lines | mi		137
Algeria [Member] | Water [Member] | Honaine and Skikda [Member]
Financial information by segment [Abstract]
Number of contracted assets | Plant		2
Aggregate capacity | ft³ / d		10.5